Related Party Transactions	6 Months Ended
Jun. 30, 2023
Related party transactions [abstract]
Related party transactions

Note 13 Related party transactions

During the half-year period the Group entered into the following related party transactions.

(a)
On April 5, 2023, 1,604,871 performance rights were granted to Chris Burns as an LTI. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2025. 50% of the performance rights vest subject to continued employment over the vesting period, and 50% vest subjec5 to the achievement of performance conditions. An expense of $119,312 was recognised during the six-months ended June 30, 2023 relating to these performance rights.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE HALF-YEAR ENDED JUNE 30, 2023

Note 13 Related party transactions (continued)

(b)
On April 5, 2023, 253,401 performance rights were granted to Rashda Buttar as an LTI. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2025. 50% of the performance rights vest subject to continued employment over the vesting period, and 50% vest subject to the achievement of performance conditions. An expense of $18,839 was recognised during the six-months ended June 30, 2023 relating to these performance rights.
(c)
On April 5, 2023, 549,035 performance rights were granted to Nick Liveris as an LTI. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2025. 50% of the performance rights vest subject to continued employment over the vesting period, and 50% vest subject to the achievement of performance conditions. An expense of $40,818 was recognised during the six-months ended June 30, 2023 relating to these performance rights.
(d)
During the six-month period ended June 30, 2023, Phillips 66 were paid fees totalling $30,000 for Ms Zhanna Golodryga's services to the Group as a Director. Ms Zhanna Golodryga is not permitted to receive remuneration in her personal capacity under the terms of her employment with Phillips 66 and terms of engagement with the Group. Accordingly, all fees earned by Ms Zhanna Golodryga are paid directly to Phillips 66.